Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Right and Restricted Stock Units (Detail)	9 Months Ended
Sep. 30, 2017 $ / shares shares
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance | shares	56,861
Number of shares, Granted | shares	107,270
Number of shares, Vested | shares	(56,861)
Number of shares, Cancelled | shares	(12,737)
Number of shares, Ending balance | shares	94,533
W.A. grant date FV, Beginning balance | $ / shares	$ 15.48
W.A. grant date FV, Granted | $ / shares	8.97
W.A. grant date FV, Vested | $ / shares	15.48
W.A. grant date FV, Cancelled | $ / shares	9.53
W.A. grant date FV, Ending balance | $ / shares	$ 8.89
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance | shares	637,001
Number of shares, Granted | shares	90,000
Number of shares, Vested | shares	0
Number of shares, Cancelled | shares	0
Number of shares, Ending balance | shares	727,001
W.A. grant date FV, Beginning balance | $ / shares	$ 14.55
W.A. grant date FV, Granted | $ / shares	6.85
W.A. grant date FV, Vested | $ / shares	0
W.A. grant date FV, Cancelled | $ / shares	0
W.A. grant date FV, Ending balance | $ / shares	$ 13.60
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance | shares	2,438,197
Number of shares, Granted | shares	0
Number of shares, Vested | shares	0
Number of shares, Cancelled | shares	(15,500)
Number of shares, Ending balance | shares	2,422,697
W.A. grant date FV, Beginning balance | $ / shares	$ 2.29
W.A. grant date FV, Granted | $ / shares	0
W.A. grant date FV, Vested | $ / shares	0
W.A. grant date FV, Cancelled | $ / shares	3.40
W.A. grant date FV, Ending balance | $ / shares	$ 2.29
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance | shares	523,387
Number of shares, Granted | shares	88,293
Number of shares, Vested | shares	(153,444)
Number of shares, Cancelled | shares	(728)
Number of shares, Ending balance | shares	457,508
W.A. grant date FV, Beginning balance | $ / shares	$ 16.71
W.A. grant date FV, Granted | $ / shares	5.93
W.A. grant date FV, Vested | $ / shares	14.67
W.A. grant date FV, Cancelled | $ / shares	14.73
W.A. grant date FV, Ending balance | $ / shares	$ 15.31